Roundhill Sports Betting & iGaming ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Entertainment — 93.2% (e)
888 Holdings PLC (a)(b)	1,573,518	$1,924,405
Bally's Corp. (a)(f)	96,637	1,266,911
Betmakers Technology Group, Ltd. (a)(b)	2,631,655	156,259
Betsson AB - Class B (a)(b)	502,456	5,559,103
Betsson AB - Redemption Shares (a)(b)(g)	265,486	63,536
Caesars Entertainment, Inc. (a)(f)	75,644	3,506,099
Churchill Downs, Inc. (f)	40,856	4,740,930
DraftKings, Inc. - Class A (a)(f)	427,092	12,573,588
Entain PLC (b)	359,943	4,098,069
Everi Holdings, Inc. (a)	31,541	416,972
Evolution Gaming Group AB (b)(c)	71,385	7,269,782
Flutter Entertainment PLC (a)(b)	65,771	10,786,469
Genius Sports, Ltd. (a)(b)	370,235	1,973,353
Kambi Group PLC (a)(b)	87,065	1,301,463
Kindred Group PLC - SDR (b)	417,268	3,836,152
La Francaise des Jeux SAEM (b)(c)	104,631	3,411,965
Light & Wonder, Inc. (a)(f)	33,024	2,355,602
NEOGAMES SA (a)(b)	36,330	980,910
OPAP SA (b)	166,522	2,796,200
Penn National Gaming, Inc. (a)	54,686	1,255,044
Playtech PLC (a)(b)	684,195	3,774,639
PointsBet Holdings, Ltd. (a)(b)	1,037,710	525,743
Rush Street Interactive, Inc. (a)	288,068	1,330,874
Sportradar Holding AG - Class A (a)(b)(f)	404,290	4,046,943
Super Group SGHC, Ltd. (a)(b)(f)	712,750	2,630,048
Tabcorp Holdings, Ltd. (b)	5,823,890	3,533,207
The Lottery Corp., Ltd. (b)	1,343,540	4,092,801
Tokyotokeiba Co., Ltd. (b)	55,800	1,503,207
		91,710,274
Internet — 1.1%
Catena Media PLC (a)(b)(f)	368,303	629,534
Jumbo Interactive, Ltd. (b)	47,692	477,095
		1,106,629
Lodging — 4.1%
MGM Resorts International	110,926	4,077,640

Software — 1.4%
Better Collective AS (a)(b)	59,301	1,337,305

TOTAL COMMON STOCKS (Cost $117,057,272)		98,231,848

Warrants — 0.0% (h)
PointsBet Holdings, Ltd., Expiration: July 2024, Exercise Price: $10.00 (a)(b)(g)	151,840	–
TOTAL WARRANTS (Cost $0)		–

SHORT-TERM INVESTMENTS - 1.6%
Money Market Fund — 1.6%
First American Government Obligations Fund, Class X, 5.26% (d)	1,583,272	1,583,272
TOTAL SHORT-TERM INVESTMENTS (Cost $1,583,272)		1,583,272

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	5,201,267	5,201,267
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,201,267)		5,201,267

TOTAL INVESTMENTS (Cost $123,841,811) — 106.7%		105,016,387
Other assets and liabilities, net — (6.7)%		(6,613,766)
NET ASSETS — 100.0%		$98,402,621

PLC	Public Limited Company
SDR	Special Drawing Rights
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of September 30, 2023. The market value of securities out on loan is $5,041,959.
(g)	Value determined based on estimated fair value. The value of these securities total $63,536, which represents 0.06% of net assets. Classified as Level 3 in the fair value hierarchy.
(h)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	32.0%
	Sweden	13.1%
	Ireland	11.0%
	Australia	8.9%
	Isle of Man	8.0%
	Malta	5.9%
	Guernsey	4.7%
	Switzerland	4.1%
	France	3.5%
	Greece	2.8%
	Gibraltar	1.9%
	Japan	1.5%
	Denmark	1.4%
	Luxembourg	1.0%
	Total Country	99.8%
	WARRANTS	0.0%	*
	SHORT-TERM INVESTMENTS	1.6%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	5.3%
	TOTAL INVESTMENTS	106.7%
	Other assets and liabilities, net	-6.7%
	NET ASSETS	100.0%

*	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$98,168,312	$-	$63,536		$98,231,848
Warrants	-	-	-	^	-
Money Market Fund	1,583,272	-	-		1,583,272
Investments Purchased With Proceeds From Securities Lending**	-	-	-		5,201,267
Total Investments - Assets	$99,751,584	$-	$63,536		$105,016,387

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

^ The Fund held a Level 3 security at the end of the year valued at $0.